Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Details) - 12 months ended Sep. 30, 2024	GBP (£)	EUR (€)	THB (฿)
5% Strengthening
Disclosure of detailed information about borrowings [line items]
Effect on profit before tax	£ 356,292	€ 0	฿ 0
Effect on equity	136,659	46,481	(165,357)
5% Weakening
Disclosure of detailed information about borrowings [line items]
Effect on profit before tax	(393,796)	0	0
Effect on equity	£ (151,044)	€ (51,374)	฿ 182,763